Stockholders' Equity (Deficit) - Schedule of Common Stock Warrant Activity (Details) (10-K) (Parenthetical)	12 Months Ended
Dec. 31, 2019 shares
Palladium [Member]
Warrants granted	243,054
Series H-5 Warrants [Member]
Warrants granted	3,715,254